Commitments and Contingencies - Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Nov. 02, 2014	Feb. 02, 2014
Commitments and Contingencies Disclosure [Abstract]
Operating Lease Obligations, 1 year or less	$ 64,113	$ 57,024
Operating Lease Obligations, 2 years	62,810	56,068
Operating Lease Obligations, 3 years	61,287	54,947
Operating Lease Obligations, 4 years	58,224	53,125
Operating Lease Obligations, 5 years	53,460	49,603
Operating Lease Obligations, thereafter	376,700	284,780
Operating Lease Obligations, Total future payments	$ 676,594	$ 555,547